AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Principal Amount	Value
Municipal Bonds - 96.3%
Alabama - 4.2%
County of Jefferson Sewer Revenue 5.500%, 10/01/53	$4,750,000	$5,168,872
California - 2.3%
California Municipal Finance Authority,
5.000%, 05/15/43	485,000	500,990
5.000%, 05/15/48	795,000	814,274

California Municipal Finance Authority, Series A 4.000%, 02/01/51	240,000	213,045
Riverside County Transportation Commission, Series B1 4.000%, 06/01/46	420,000	408,394
Riverside County Transportation Commission, Series C 4.000%, 06/01/47	555,000	533,061
San Diego County Regional Airport Authority, Series B 4.000%, 07/01/51	325,000	307,529

Total California		2,777,293
Colorado - 2.8%
Colorado Health Facilities Authority, Series A,
5.000%, 08/01/44	930,000	970,688
5.250%, 12/01/54	1,000,000	1,086,318

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	1,150,000	1,421,840

Total Colorado		3,478,846
Connecticut - 1.0%
Connecticut State Health & Educational Facilities Authority,
4.000%, 07/01/39	485,000	470,294
4.000%, 07/01/40	555,000	533,431
4.000%, 07/01/42	285,000	268,935

Total Connecticut		1,272,660
Florida - 10.9%
Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	1,185,000	1,240,602
City of Tampa, Series B 5.000%, 07/01/50	495,000	514,331
County of Miami-Dade Florida Seaport Department, Series 1, (AGM) 4.000%, 10/01/45	2,265,000	2,153,340
County of Miami-Dade Florida Seaport Department, Series A 5.250%, 10/01/52	365,000	384,506
County of Miami-Dade Florida Water & Sewer System 4.000%, 10/01/48	1,675,000	1,639,726
	Principal Amount	Value

Escambia County Health Facilities Authority 4.000%, 08/15/50	$985,000	$843,655
Florida Development Finance Corp.,
4.000%, 02/01/52	485,000	373,402
5.000%, 02/01/52	325,000	296,383
5.250%, 08/01/55	1,750,000	1,836,026

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	815,000	746,174
Miami Beach Health Facilities Authority,
4.000%, 11/15/46	2,370,000	2,260,265
4.000%, 11/15/51	1,250,000	1,144,005

Total Florida		13,432,415
Georgia - 1.2%
Columbia County Hospital Authority, Series A 5.750%, 04/01/53	1,250,000	1,408,253
Illinois - 5.2%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	1,100,000	1,126,840
Metropolitan Pier & Exposition Authority,
4.000%, 12/15/42	325,000	317,277
4.000%, 06/15/52	485,000	440,000
5.000%, 06/15/50	815,000	837,164

State of Illinois,
5.500%, 05/01/39	650,000	715,240
5.750%, 05/01/45	485,000	530,668

State of Illinois, Series A,
4.000%, 03/01/40	1,240,000	1,222,385
5.000%, 03/01/46	355,000	372,453

State of Illinois, Series B 5.500%, 05/01/47	815,000	890,635

Total Illinois		6,452,662
Louisiana - 2.3%
Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	2,615,000	2,848,195
Massachusetts - 2.6%
Massachusetts Development Finance Agency,
4.000%, 07/01/51	970,000	828,007
5.250%, 07/01/52	2,205,000	2,366,856

Total Massachusetts		3,194,863
Michigan - 2.2%
Great Lakes Water Authority Water Supply System Revenue, Series B 5.250%, 07/01/53	2,405,000	2,674,516
Minnesota - 1.4%
Duluth Economic Development Authority, Series A 5.000%, 02/15/48	410,000	415,453

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Minnesota - 1.4% (continued)
Minnesota Agricultural & Economic Development Board 5.250%, 01/01/54	$1,250,000	$1,356,913

Total Minnesota		1,772,366
Missouri - 1.1%
Health & Educational Facilities Authority of the State of Missouri 4.000%, 06/01/53	1,500,000	1,401,905
Nebraska - 0.9%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	1,025,000	1,098,724
New Jersey - 5.5%
New Jersey Economic Development Authority, Series QQQ,
4.000%, 06/15/46	240,000	232,733
4.000%, 06/15/50	400,000	381,141

New Jersey Transportation Trust Fund Authority 5.250%, 06/15/46	325,000	356,822
New Jersey Transportation Trust Fund Authority, Series AA,
4.000%, 06/15/45	340,000	331,267
4.000%, 06/15/50	325,000	310,662
5.000%, 06/15/50	240,000	252,513

New Jersey Transportation Trust Fund Authority, Series BB 5.250%, 06/15/50	2,000,000	2,190,284
South Jersey Transportation Authority,
4.625%, 11/01/47	570,000	583,153
5.250%, 11/01/52	820,000	875,404

Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	405,000	416,769
5.250%, 06/01/46	530,000	552,461

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	310,000	315,219

Total New Jersey		6,798,428
New York - 14.3%
City of New York, Series C 4.125%, 03/01/54	1,000,000	974,408
Metropolitan Transportation Authority, Series 1,
4.750%, 11/15/45	1,625,000	1,672,632
5.000%, 11/15/50	1,000,000	1,039,129
5.250%, 11/15/55	490,000	513,892

New York City Transitional Finance Authority Future Tax Secured, Series 1 5.000%, 05/01/48	1,000,000	1,083,174
New York State Dormitory Authority 5.000%, 05/01/52	485,000	511,951
New York State Dormitory Authority, Series A,
4.000%, 07/01/47	550,000	521,329
4.000%, 07/01/52	340,000	309,655

	Principal Amount	Value

New York State Thruway Authority, Series B 4.000%, 01/01/45	$325,000	$316,050
New York State Urban Development Corp., Series A 4.000%, 03/15/48	1,175,000	1,146,340
New York Transportation Development Corp.,
4.000%, 12/01/39	295,000	290,188
4.000%, 04/30/53	1,125,000	941,969
5.000%, 12/01/40	845,000	902,785
5.000%, 12/01/41	815,000	866,903
5.625%, 04/01/40	1,000,000	1,090,885
6.000%, 04/01/35	500,000	567,018
6.000%, 06/30/54	2,500,000	2,770,606

New York Transportation Development Corp. (AGM) 5.000%, 06/30/49	1,110,000	1,159,620
Suffolk Regional Off-Track Betting Co. 6.000%, 12/01/53	1,000,000	1,017,801

Total New York		17,696,335
North Carolina - 3.0%
North Carolina Turnpike Authority, (AGM) 5.000%, 01/01/58	3,500,000	3,725,525
Ohio - 1.2%
Ohio Housing Finance Agency, Series A, (GNMA/FNMA/FHLMC) 4.550%, 09/01/49	1,500,000	1,503,707
Pennsylvania - 9.4%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	815,000	841,884
Geisinger Authority 4.000%, 04/01/50	1,340,000	1,250,853
Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	770,000	800,999
Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	2,185,000	2,321,703
Pennsylvania Economic Development Financing Authority, (AGM) 5.000%, 12/31/57	3,980,000	4,195,914
Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	1,135,000	1,082,364
Philadelphia Authority for Industrial Development 5.250%, 11/01/52	1,010,000	1,066,677

Total Pennsylvania		11,560,394
Rhode Island - 5.2%
Rhode Island Health and Educational Building Corp. 5.250%, 05/15/54	4,500,000	4,810,491

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Rhode Island - 5.2% (continued)
Rhode Island Health and Educational Building Corp. 5.000%, 11/01/53	$1,020,000	$1,093,878
Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	530,000	535,408

Total Rhode Island		6,439,777
South Carolina - 1.0%
Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	1,600,000	1,158,477
Tennessee - 3.0%
City of Chattanooga Electric 2.000%, 09/01/40	1,400,000	993,241
Knox County Health Educational & Housing Facility Board, Series A1, (BAM)
5.250%, 07/01/49	1,000,000	1,084,108
5.500%, 07/01/59	1,000,000	1,090,914

Metropolitan Government Nashville & Davidson County Health & Educational Facilities 5.250%, 05/01/53	520,000	558,082

Total Tennessee		3,726,345
Texas - 9.3%
Central Texas Regional Mobility Authority, Series B,
4.000%, 01/01/51	2,000,000	1,896,570
5.000%, 01/01/45	1,590,000	1,666,581

City of Houston Airport System, Series A 4.000%, 07/01/48	240,000	222,622
Lower Colorado River Authority 5.000%, 05/15/51	1,365,000	1,440,064
Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 12/31/40	640,000	642,869
5.000%, 12/31/45	630,000	630,567
5.000%, 06/30/58	3,050,000	3,084,808
5.500%, 12/31/58	650,000	710,052
	Principal Amount	Value

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	$1,180,000	$1,168,757

Total Texas		11,462,890
Virginia - 4.4%
Lynchburg Economic Development Authority 4.000%, 01/01/55	240,000	222,471
Virginia Small Business Financing Authority,
4.000%, 01/01/39	485,000	474,800
4.000%, 01/01/40	485,000	469,788
5.000%, 12/31/47	1,755,000	1,815,174
5.000%, 12/31/49	1,905,000	1,921,875
5.000%, 12/31/52	515,000	518,484

Total Virginia		5,422,592
West Virginia - 0.9%
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	1,000,000	1,134,053
Wisconsin - 1.0%
Public Finance Authority, Series A 5.000%, 06/01/41[1]	1,250,000	1,214,989

Total Municipal Bonds (Cost $115,938,219)		118,825,082
Short-Term Investments - 4.2%
Repurchase Agreements - 4.2%
Fixed Income Clearing Corp., dated 03/28/24, due 04/01/24, 5.150% total to be received $5,238,996 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $5,340,821)	5,236,000	5,236,000

Total Short-Term Investments (Cost $5,236,000)		5,236,000
Total Investments - 100.5% (Cost $121,174,219)		124,061,082
Other Assets, less Liabilities - (0.5)%		(622,431)
Net Assets - 100.0%		$123,438,651

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of this security amounted to $1,214,989 or 1.0% of net assets.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$118,825,082	—	$118,825,082
Short-Term Investments
Repurchase Agreements	—	5,236,000	—	5,236,000
Total Investments in Securities	—	$124,061,082	—	$124,061,082

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.